GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2020	2019	2018

Europe	$94,644	$36,199	$45,730
Asia and Oceania	23,519	42,994	22,018
Americas	8,131	16,576	14,363
Middle East and Africa	9,628	14,331	13,726

	$135,922	$110,100	$95,837

Schedule of Major Customers

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2020	2019	2018

1st Customer	43%	16%	22%
2nd Customer	11%	11%	-

	54%	27%	22%

Schedule of Long-Lived Assets by Geographic Location	The following presents total long-lived assets as of December 31, 2020 and 2019:
	December 31,
	2020	2019
Long-lived assets:
Israel	$14,210	$12,764
Other	2,241	1,739

	$16,451	$14,503